POST-EMPLOYMENT BENEFITS - Composition of Plan Assets (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Equity securities	$ 1,371	$ 1,281
Debt securities	914	1,474
Other - cash	54	15
Total fair value of plan assets	$ 2,339	$ 2,770